SHAREHOLDERS' EQUITY - Warrants (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Day $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) Day $ / shares shares
Class B Common Stock
Class of Warrant or Right [Line Items]
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%		20.00%
Number Of Shares Subject To Forfeiture | shares	249,928		249,928
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	30 days		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days		30 days
Warrant exercise period condition two	12 months		12 months
Public Warrants expiration term	5 years		5 years
Share price trigger used to measure dilution of warrant	$ 9.2		$ 9.2
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60.00%		60.00%
Trading period after business combination used to measure dilution of warrant | Day	10		10
Warrant exercise price adjustment multiple	115.00%		115.00%
Warrant redemption price adjustment multiple	180.00%		180.00%
Restrictions on transfer period of time after business combination completion	30 days		30 days
Public Warrants | Fair Value, Inputs, Level 3 [Member]
Class of Warrant or Right [Line Items]
Fair value assets transferred into (out of) level 3 | $	$ 0	$ 0	$ 6,100,000
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18		$ 18
Redemption price per public warrant (in dollars per share)	$ 0.01		$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders | Day	3		3
Redemption period	30 days		30 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Trading Days			20 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Consecutive Trading Days			30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10		$ 10
Redemption price per public warrant (in dollars per share)	$ 0.1		$ 0.1
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders | Day	3		3
Redemption period	30 days		30 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Trading Days			20 days
Class Of Warrant Or Right Redemption Of Warrants Or Rights Threshold Consecutive Trading Days			30 days
Class Of Warrant Or Right Minimum Threshold Written Notice Period For Redemption Of Warrants	90 days		90 days